Commitments (Details) - Underwriting Agreement [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments (Details) [Line Items]
Underwriting discount per share	$ 0.2	$ 0.2
Aggregate amount	$ 5,000,000	$ 5,000,000
Deferred underwriting commission per share	$ 0.35	$ 0.35
Deferred underwriting commission payable	$ 8,750,000	$ 8,750,000
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Additional units	3,750,000	3,750,000